CAPITAL AND RESERVES (Details 2)	Dec. 31, 2025 $ / shares shares
Statement [Line Items]
Number of options | shares	6,079,700
Weighted average market share price on exercise	$ 2.39
Weighted average exercise price	$ 1.38
January 2025
Statement [Line Items]
Number of options | shares	110,000
Weighted average market share price on exercise	$ 0.97
Weighted average exercise price	$ 0.41
February 2025
Statement [Line Items]
Number of options | shares	241,000
Weighted average market share price on exercise	$ 1.00
Weighted average exercise price	$ 0.41
March 2025
Statement [Line Items]
Number of options | shares	313,700
Weighted average market share price on exercise	$ 1.19
Weighted average exercise price	$ 0.41
April 2025
Statement [Line Items]
Number of options | shares	144,000
Weighted average market share price on exercise	$ 1.57
Weighted average exercise price	$ 0.41
May 2025
Statement [Line Items]
Number of options | shares	74,000
Weighted average market share price on exercise	$ 1.43
Weighted average exercise price	$ 0.41
June 2025
Statement [Line Items]
Number of options | shares	790,000
Weighted average market share price on exercise	$ 1.83
Weighted average exercise price	$ 0.51
July 2025
Statement [Line Items]
Number of options | shares	4,117,000
Weighted average market share price on exercise	$ 2.77
Weighted average exercise price	$ 1.79
October 2025
Statement [Line Items]
Number of options | shares	200,000
Weighted average market share price on exercise	$ 0.41
Weighted average exercise price	$ 2.14
October 2025 l
Statement [Line Items]
Number of options | shares	90,000
Weighted average market share price on exercise	$ 2.76
Weighted average exercise price	$ 2.01